LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS (Schedule of Group's Loss Before Tax from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Crediting:
Interest income on bank deposits | ¥			¥ 26	¥ 39	¥ 75
Charging:
Finance costs | ¥	[1]		(5)	14	1
Auditors' remuneration:
- Audit fee | ¥			1,000	2,000	1,480
Employee benefit expenses (Note 14) | ¥			1,878	697	715
Depreciation and amortization:
- Property, plant and equipment | ¥			67	8	2
Operating lease rental:
- Office properties | ¥			¥ 1,189	¥ 747	¥ 948
USD [Member]
Crediting:
Interest income on bank deposits | $		$ 4
Charging:
Finance costs | $	[1]	(1)
Auditors' remuneration:
- Audit fee | $		145
Employee benefit expenses (Note 14) | $		273
Depreciation and amortization:
- Property, plant and equipment | $		10
Operating lease rental:
- Office properties | $		$ 173

[1]	Finance cost from continuing operations mainly represented bank charges and foreign currency exchange differences. The amount of bank charge was CNY28.00 thousand, CNY1.00 thousand and CNY6.00 thousand (US$1.00 thousand), and the foreign currency exchange differences amounted to negative CNY27.00 thousand, CNY13.00 thousand and negative CNY11.00 thousand (negative US$2.00 thousand) as of December 31, 2016, 2017 and 2018, respectively.